Financial Instruments and Fair Value Disclosures (Schedule of Other Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	$ 155,235	$ 118,194
Recurring fair value measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	155,235	118,194
Investment in related party	237	338
Total fair value measurements	155,472	118,532
Warrant liability	2,352	1,330
Interest rate swap, liability	109	361
Total recurring fair value measurements	2,461	1,691
Recurring fair value measurements [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	155,235	118,194
Investment in related party	57	158
Total fair value measurements	155,292	118,352
Warrant liability	2,352	1,330
Interest rate swap, liability	0	0
Total recurring fair value measurements	2,352	1,330
Recurring fair value measurements [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	0	0
Investment in related party	0	0
Total fair value measurements	0	0
Warrant liability	0	0
Interest rate swap, liability	109	361
Total recurring fair value measurements	109	361
Recurring fair value measurements [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	0	0
Investment in related party	180	180
Total fair value measurements	$ 180	$ 180